Exceptional items (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Exceptional Items Included in Income Statement
The exceptional items included in the income statement are as follows:

Million US dollar	2021	2020	2019
COVID-19 costs	(105)	(182)	—
Restructuring	(172)	(157)	(170)
Business and asset disposal (including impairment losses)	(247)	(239)	(50)
Acquisition costs business combinations	(17)	(25)	(23)
Zenzele Kabili costs	(72)	—	—
Impairment of goodwill	—	(2 500)	—
Brazil State tax regularization program	—	—	(74)
Cost related to public offering of minority stake in Budweiser APAC	—	—	(6)

Impact on profit from operations	(614)	(3 103)	(323)

Gain on divestiture of Australia (discontinued operations)	—	1 919	—

Impact on profit	(614)	(1 184)	(323)